17. Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings Tables
Fair Value of Assets Pledged

	Book value as of December 31,		Book value as of December 31,
	2018		2017
	Consolidated	thereof	Consolidated
	financial	assets	financial	thereof assets
	statements	pledged	statements	pledged
Leasehold improvements and equipment	1,414	1,174	1,113	891
Inventories	260	235	241	219
Trade and other receivables	1,429	1,007	1,102	328
Other assets	387	—	800	292
Financial assets	13,974	13,974	—	—
Cash and cash equivalents	94,829	92,933	39,837	38,726
	112,293	109,323	43,093	40,456